Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Revenue [abstract]
Sale of electricity	$ 364,911	$ 238,968		$ 171,614
Sales of Green certificates	3,661	3,840		2,378
Operation of facilities	0	4,634		7,066
Construction services	3,997	419		476
Management or development fees	5,366	7,841		10,638
Revenue	$ 377,935	$ 255,702	[1]	$ 192,172	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.